ASSETS AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2023
ASSETS AND LIABILITIES HELD FOR SALE
Schedule of total assets and liabilities of the disposal group that were classified as held for sale on the Group's Consolidated Balance Sheet

As of December 31,
2023
Assets held for sale:
Cash and cash equivalents	17
Property and equipment, net	102
Operating lease right-of-use assets	1,834
Finance lease right-of-use assets	295
Other assets	65
Total	2,313

Liabilities held for sale:
Accrued expenses and other current liabilities	102
Operating lease liabilities, current	76
Operating lease liabilities, non-current	1,936
Finance lease liabilities	324
Other liabilities	98
Total	2,536